TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transfers of financial assets [Abstract]
Disclosure of continuing involvement in derecognised financial assets [text block]
The table below explain in detail the assets at December 31, 2017, 2016 and 2015 that represent the continuing involvement of Grupo Aval with the accounts receivable transferred and revenue obtained during the collecting process of such loans.

At the end of the year	December 31, 2017		December 31, 2016		December 31, 2015
Financial assets (1)	Ps.	19,602	Ps.	27,377	Ps.	38,975
Income for commission and fees	Ps.	136	Ps.	96	Ps.	359

(1)	Includes investments held for trading through profit or loss and available-for-sale investments.